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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
			MANAGEMENT INVESTMENT COMPANY

Investment Company Act file
number                              811-00483
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                                Elfun Trusts
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               (Exact name of registrant as specified in charter)


              3001, SUMMER STREET,STAMFORD, CONNECTICUT, 06905
-------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


GE ASSET MANAGEMENT,3001, SUMMER STREET,STAMFORD,CONNECTICUT, 06905
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                     (Name and address of agent for service)


Registrant"s telephone number, including area code: 800-242-0134
                                            ----------------------------


Date of fiscal year end: 12/31
                        ---------------------------

Date of reporting period: :  03/31/09
                          -------------------------


ITEM 1. SCHEDULE OF INVESTMENTS



                                   Elfun Trust

   Schedule of Investments (dollars in thousands) - March 31, 2009 (unaudited)

                                                                                           Number of
                                                                                            Shares                     Value
Common Stock - 96.9%
------------------------------------------------------------------------------------------------------------------------------------
Beverages - 3.8%
PepsiCo, Inc.                                                                                920,000                 $ 47,362

Biotechnology - 4.6%
Amgen Inc.                                                                                 1,000,000                   49,520 (a)
Gilead Sciences, Inc.                                                                        150,000                    6,948 (a)
                                                                                                                       56,468

Capital Markets - 4.7%
State Street Corp.                                                                         1,120,000                   34,474 (c)
The Goldman Sachs Group, Inc                                                                 225,000                   23,854
                                                                                                                       58,328

Chemicals - 4.1%
Ecolab Inc.                                                                                  110,000                    3,820
Monsanto Co.                                                                                 560,000                   46,536
                                                                                                                       50,356

Commercial Services & Supplies - 1.1%
Iron Mountain Inc.                                                                           520,000                   11,528 (a)
Stericycle, Inc.                                                                              45,000                    2,148 (a)
                                                                                                                       13,676

Communications Equipment - 10.3%
Cisco Systems, Inc.                                                                        2,500,000                   41,925 (a)
Corning Inc.                                                                                 580,000                    7,697
QUALCOMM Inc.                                                                              1,610,000                   62,645
Research In Motion Ltd.                                                                      360,000                   15,505 (a)
                                                                                                                      127,772

Diversified Financial Services - 3.1%
CME Group Inc.                                                                               115,000                   28,335
JPMorgan Chase & Co.                                                                         390,000                   10,366
                                                                                                                       38,701

Electronic Equipment, Instruments & Components - 2.2%
Molex Inc. (Class A)                                                                       2,150,000                   27,176

Energy Equipment & Services - 5.8%
Schlumberger Ltd.                                                                          1,000,000                   40,620
Transocean Ltd.                                                                              530,000                   31,185 (a)
                                                                                                                       71,805

Food Products - 0.3%
McCormick & Company Inc.                                                                     110,000                    3,253

Healthcare Equipment & Supplies - 2.6%
DENTSPLY International Inc.                                                                   60,000                    1,611
Medtronic, Inc.                                                                            1,020,000                   30,059
                                                                                                                       31,670

Healthcare Providers & Services - 2.4%
Lincare Holdings Inc.                                                                        980,000                   21,364 (a)
VCA Antech, Inc.                                                                             350,000                    7,892 (a)
                                                                                                                       29,256

Hotels Restaurants & Leisure - 2.0%
Carnival Corp.                                                                             1,160,000                   25,056

Insurance - 4.4%
AFLAC Inc.                                                                                   700,000                   13,552
Alleghany Corp.                                                                               39,414                   10,674 (a)
Berkshire Hathaway, Inc. (Class B)                                                            11,000                   31,020 (a)
                                                                                                                       55,246

Internet Software & Services - 1.5%
Baidu, Inc ADR                                                                                30,000                    5,298 (a)
eBay Inc.                                                                                  1,100,000                   13,816 (a)
                                                                                                                       19,114

IT Services - 8.5%
Automatic Data Processing, Inc.                                                              570,000                   20,041
Paychex, Inc.                                                                              1,280,000                   32,858
The Western Union Co.                                                                      3,380,000                   42,487
Visa, Inc. (Class A)                                                                         180,000                   10,008
                                                                                                                      105,394

Machinery - 3.0%
Dover Corp.                                                                                1,420,000                   37,460

Media - 10.3%
Comcast Corp. (Class A)                                                                    3,225,000                   41,506
Liberty Global, Inc. (Series C)                                                            1,990,000                   28,119 (a)
Liberty Media Corp - Entertainment (Series A)                                              2,880,000                   57,456 (a)
                                                                                                                      127,081

Oil, Gas & Consumable Fuels - 1.6%
Exxon Mobil Corp.                                                                            290,000                   19,749

Pharmaceuticals - 6.0%
Abbott Laboratories                                                                          460,000                   21,942
Bristol-Myers Squibb Co.                                                                     750,000                   16,440
Johnson & Johnson                                                                            675,000                   35,505
                                                                                                                       73,887

Real Estate Management & Development - 0.6%
CB Richard Ellis Group, Inc. (Class A)                                                     1,800,000                    7,254 (a)

Software - 8.1%
Intuit, Inc.                                                                               2,260,000                   61,020 (a)
Microsoft Corp.                                                                            2,100,000                   38,577
                                                                                                                       99,597

Specialty Retail - 4.8%
Bed Bath & Beyond, Inc.                                                                    1,300,000                   32,175 (a)
Lowe's Companies, Inc.                                                                     1,470,000                   26,827
                                                                                                                       59,002

Wireless Telecommunication Services - 1.1%
American Tower Corp. (Class A)                                                               450,000                   13,693 (a)

Total Common Stock                                                                                                  1,198,356
(Cost $1,346,470)

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Other Investments - 0.0%*
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GEI Investment Fund                                                                                                       392 (d)
(Cost $753)

Total Investments in Securities                                                                                     1,198,748
(Cost $1,347,223)

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Short-Term Investments - 3.1%
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GE Money Market Fund Institutional Class
0.52%                                                                                                                  38,443 (b,e)
(Cost $38,443)

Total Investments                                                                                                   1,237,191
(Cost $1,385,666)

Liabilities in Excess of Other Assets, net - (0.0)%*                                                                     (470)

                                                                                                                   -----------
                                                                                                                   -----------
NET ASSETS  - 100.0%                                                                                               $1,236,721
                                                                                                                   ===========



            Notes to Schedules of Investments (dollars in thousands)
                           March 31, 2009 (unaudited)
--------------------------------------------------------------------------------


(a)      Non-income producing security.

(b)      Coupon amount represents effective yield.

(c) State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

(d) GEAM, the investment adviser of the Fund, also serves as investment adviser of the Trust.

(e) GEAM, the investment adviser of the Fund, also serves as investment adviser of the GE Money Market Fund.









      + Percentages are based on net assets as of March 31, 2009.

     *  Less than 0.1%

     ** Amount is less than $500



Abbreviations:

ADR         American Depositary Receipt



Fair Value Disclosure.


The funds adopted FASB Statement No. 157, Fair Value Measurements (FAS 157). FAS 157 establishes a single definition of fair value, a framework for measuring fair value, and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the funds' investments. These inputs are classified into three broad levels:

Level 1 includes quoted prices in active markets of securities identical to those of the funds.

Level 2 includes: 1) quoted prices in active markets for similar securities to those of the funds; 2)quoted prices for identical or similar securities to those of the funds that trade in markets in which there are few transactions or the quoted prices are not current; 3) prices based on observable market data such as interest rates and yield curves, volatilities, bond prepayment speeds, and credit risk and; 4) prices based principally on observable market data by use of correlation techniques or other means.

Level 3 includes unobservable market inputs used to fair value securities. These inputs are based on assumptions that market participants would use to price securities and may include the adviser's own assumptions.

Other financial instruments are derivative instruments that are not reflected in Total Investments,such as futures, forwards, swaps, and written options contracts, which are valued based on the unrealized appreciation/depreciation of the instrument.


Elfun Trusts Fund


		Level 1		Level 2		Level 3		Total
Investments in
   Securities	$1,236,800     $392            $-            $1,237,191
Other Financial
   Instruments  $-             $-	       $-	     $-

Following is a reconciliation of securities activity based on Level 3 inputs for which unobservable market inputs were used to determine fair value.


					investments	other financial
					in securities	instruments
Balance at 12/31/08			$-       	$-
   Accrued discounts/premiums		$-      	$-
   Realized gain (loss)			$-      	$-
   Change in unrealized appreciation
                         (depreciation)	$-       	$-
   Net purchases (sales)		$-      	$-
   Net transfers in and out of Level 3  $-      	$-
Balance at 3/31/09			$-      	$-



ITEM 2. CONTROLS AND PROCEDURES.

     (a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.


     (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 3. EXHIBITS.

     Separate certifications by the registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT



                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this reportto be signed on its behalf by the undersigned, thereunto duly authorized.

Elfun Trusts

By:   /S/JAMES W.IRELAND
      James W.Ireland
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated

Date:  May 26, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/JAMES W.IRELAND
      James W.Ireland
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated

Date:  May 26, 2009


By:   /S/SCOTT RHODES
      Scott Rhodes
      Treasurer, Elfun Funds

Date:  May 26, 2009